Insurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statutory Accounting Practices [Line Items]
Cash and cash equivalents	$ 9	$ 59
Marketable securities	697	649
Total cash, cash equivalents, and marketable securities	706	708
Assets Held by Insurance Regulators	12	12
Prepaid reinsurance premiums and other reinsurance recoverables	687	658
Related party transaction, prepaid reinsurance premiums and other reinsurance recoverables		97
Earned insurance premiums	207	176	$ 154
Insurance loss and loss adjustment expenses	84	71	63
Unearned insurance premiums and fees	806	775
Related Party Transactions Unearned Premiums and Fees	696	667
Premiums Written and Earned [Abstract]
Direct premiums written	406	392	385
Assumed premiums written	0	0	0
Ceded premiums written	(223)	(225)	(227)
Net premiums written	183	167	158
Direct premiums earned	377	346	320
Assumed premiums earned	0	0	0
Ceded premiums earned	(195)	(179)	(162)
Premiums Earned, Net	182	167	158
Insurance Expenses [Abstract]
Insurance losses	128	101	143
Loss adjustment expenses	7	5	8
Reinsurance Income and Other Expenses, Net	(32)	(29)	(27)
Insurance expenses	103	77	124
Liability for reported insurance claims and estimate of unreported claims	12	11
Ceded insurance expenses	$ 127	$ 114	$ 104